Note 6 - Trade and Other Receivables - Components of Trade and Other Receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Trade accounts receivable, net	$ 211,908	$ 365,008
Accrued gas receivables	5,094	13,637
Unbilled revenues, net	151,595	277,556
Other	35,527	16,414
Trade and other current receivables	$ 404,124	$ 672,615